Financial Information of the Parent Company - Schedule of Parent Company Balance Sheets (Parentheticals) (Details) - Parent Company [Member] - $ / shares	Jun. 30, 2025	Jun. 30, 2024
Class A Ordinary Shares [Member]
Schedule of Parent Company Balance Sheets [Line Items]
Ordinary shares, shares authorized	30,000,000	30,000,000
Ordinary shares, shares issued	8,151,910	7,171,858
Ordinary shares, shares outstanding	8,151,910	7,171,858
Ordinary shares, par value (in Dollars per share)	$ 0.16	$ 0.16
Class B Ordinary Shares [Member]
Schedule of Parent Company Balance Sheets [Line Items]
Ordinary shares, shares authorized	5,000,000	5,000,000
Ordinary shares, shares issued	3,829,500	3,829,500
Ordinary shares, shares outstanding	3,829,500	3,829,500
Ordinary shares, par value (in Dollars per share)	$ 0.16	$ 0.16